Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	¥ (64,194)	¥ (75,840)
Net actuarial loss	264,559	292,382
Ending balance	200,365	216,542
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(2,753)	(2,933)
Net actuarial loss	62,686	38,196
Obligation existing at transition	35	52
Ending balance	¥ 59,968	¥ 35,315